FAIR VALUE MEASUREMENTS - Schedule of Assets and Liabilities Measured at Fair Value (Details) - Recurring - USD ($) $ in Millions	Feb. 29, 2020	Feb. 23, 2019
Cash equivalents:
Short-term investments	$ 13.5	$ 23.1
Non-current investments	85.9	84.2
Total	101.4	596.3
Liabilities:
Derivative contracts	66.4	21.1
Total	66.4	21.1
Quoted Prices in Active Markets for Identical Assets (Level 1)
Cash equivalents:
Short-term investments	5.0	21.0
Non-current investments	26.8	30.5
Total	33.8	540.5
Liabilities:
Derivative contracts	0.0	0.0
Total	0.0	0.0
Significant Observable Inputs (Level 2)
Cash equivalents:
Short-term investments	8.5	2.1
Non-current investments	59.1	53.7
Total	67.6	55.8
Liabilities:
Derivative contracts	66.4	21.1
Total	66.4	21.1
Significant Unobservable Inputs (Level 3)
Cash equivalents:
Short-term investments	0.0	0.0
Non-current investments	0.0	0.0
Total	0.0	0.0
Liabilities:
Derivative contracts	0.0	0.0
Total	0.0	0.0
Money market
Cash equivalents:
Money Market	2.0	489.0
Money market | Quoted Prices in Active Markets for Identical Assets (Level 1)
Cash equivalents:
Money Market	2.0	489.0
Money market | Significant Observable Inputs (Level 2)
Cash equivalents:
Money Market	0.0	0.0
Money market | Significant Unobservable Inputs (Level 3)
Cash equivalents:
Money Market	$ 0.0	$ 0.0